SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

(a)
On February 16, 2022, Studio City Company issued $350,000 in aggregate principal amount of 7.000% senior secured notes due February 15, 2027 at an issue price of 100% of the principal amount (the “2022 7.000% Studio City Secured Notes”). The net proceeds from the offering of the 2022 7.000% Studio City Secured Notes will be used to fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes. All of the existing subsidiaries of Studio City Investments (other than Studio City Company) and any other future restricted subsidiaries as defined in the 2022 7.000% Studio City Secured Notes are guarantors to guarantee the indebtedness under the 2022 7.000% Studio City Secured Notes.

(b)
During February and March 2022, Studio City International respectively announced and completed a series of private offers of its 400,000,000 Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $300,000 (the “2022 Private Placements”).